Allowance for Loan Losses (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 309,902	¥ 479,673
Provision (credit) for loan losses		(13,280)	(117,962)
Charge-offs		(31,264)	(21,218)
Recoveries		7,543	8,009
Net charge-offs		(23,721)	(13,209)
Others	[1]	1,588	1,967
Balance at end of period		274,489	350,469
Allowance for loan losses of which individually evaluated for impairment		115,443		¥ 139,774
Allowance for loan losses of which collectively evaluated for impairment		159,046		170,128
Loans	[2]	84,980,549		83,661,340
Loans of which individually evaluated for impairment	[2]	541,788		675,440
Loans of which collectively evaluated for impairment	[2]	84,438,761		82,985,900
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		249,072	407,327
Provision (credit) for loan losses		(13,435)	(109,379)
Charge-offs		(27,419)	(17,366)
Recoveries		4,914	6,447
Net charge-offs		(22,505)	(10,919)
Others	[1]	2,519	2,552
Balance at end of period		215,651	289,581
Allowance for loan losses of which individually evaluated for impairment		105,988		129,789
Allowance for loan losses of which collectively evaluated for impairment		109,663		119,283
Loans	[2]	65,256,236		60,837,559
Loans of which individually evaluated for impairment	[2]	474,645		593,053
Loans of which collectively evaluated for impairment	[2]	64,781,591		60,244,506
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		28,192	36,923
Provision (credit) for loan losses		(2,290)	(6,469)
Charge-offs		(1,243)	(745)
Recoveries		220	315
Net charge-offs		(1,023)	(430)
Balance at end of period		24,879	30,024
Allowance for loan losses of which individually evaluated for impairment		2,501		2,602
Allowance for loan losses of which collectively evaluated for impairment		22,378		25,590
Loans	[2]	10,837,056		11,133,862
Loans of which individually evaluated for impairment	[2]	21,723		21,364
Loans of which collectively evaluated for impairment	[2]	10,815,333		11,112,498
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		32,638	35,423
Provision (credit) for loan losses		2,445	(2,114)
Charge-offs		(2,602)	(3,107)
Recoveries		2,409	1,247
Net charge-offs		(193)	(1,860)
Others	[1]	(931)	(585)
Balance at end of period		33,959	¥ 30,864
Allowance for loan losses of which individually evaluated for impairment		6,954		7,383
Allowance for loan losses of which collectively evaluated for impairment		27,005		25,255
Loans	[2]	8,887,257		11,689,919
Loans of which individually evaluated for impairment	[2]	45,420		61,023
Loans of which collectively evaluated for impairment	[2]	¥ 8,841,837		¥ 11,628,896

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.